Schedule of Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule of Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Schedules of Valuation and Qualifying Accounts

	Successor Registrant
	Balance at beginning of period		Additional charged (credited) to expenses	Deductions and other		Balance at ending of period
Allowance for doubtful accounts:

For the period from May 26, 2011 through December 31, 2011	$—		$1,360	$—		$1,360

Valuation allowance on deferred income taxes:

For the period from May 26, 2011 through December 31, 2011	$135,291	(1)	$—	$(106,681	)(2)	$28,610

	Predecessor Registrant
	Balance at beginning of period		Additional charged (credited) to expenses	Deductions and other		Balance at ending of period
Allowance for doubtful accounts:

For the period from January 1, 2011 through May 25, 2011	$532		$—	$(532	)(3)	$—
Year ended December 31, 2010	360		172	—		532
Year ended December 31, 2009	510		(150)	—		360

Valuation allowance on deferred income taxes:

For the period from January 1, 2011 through May 25, 2011	$146,562		$10,394	$—		$156,956
Year ended December 31, 2010	164,472		76	(17,986)		146,562
Year ended December 31, 2009	162,009		2,463	—		164,472

(1)	Ending balance for the Predecessor Registrant does not match the beginning balance for the Successor Registrant due to the application of push-down accounting.
(2)

Due to the use of the hybrid method, certain tax loss carryforwards are excluded from the deferred tax computation during those years in which the Company expects to pay IETU; accordingly, the related reserve is also excluded from the deferred tax computation.

(3)	Write-offs of uncollectible accounts due to the application of push-down accounting.

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